Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2022
Statement of changes in equity [abstract]
Schedule of Non-controlling Interest
The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Other	Total
	$	$	$	$	$

Balance at December 31, 2020	51,992	16,302	20,727	(447)	88,574
Share of net income	32,292	351	7,641	476	40,760
Interest on loan to non-controlling interest	(3,184)	—	—	—	(3,184)
Distributions to non-controlling interest	(22,011)	—	(9,142)	—	(31,153)
Repayment of loan by non-controlling interest	—	—	5,312	—	5,312
Purchase of non-controlling interest	—	—	—	1,099	1,099
Non-controlling interest associated with mineral properties sold (Note 8)	—	—	—	(1,084)	(1,084)
Other	—	—	389	—	389
Balance at December 31, 2021	59,089	16,653	24,927	44	100,713

Share of net income (loss)	25,467	5,567	3,471	(655)	33,850
Interest on loan to non-controlling interest	(3,499)	—	—	—	(3,499)
Distributions to non-controlling interest	(26,870)	—	(4,051)	—	(30,921)
Participating funding from non-controlling interest	—	—	—	2,980	2,980
Other	—	—	732	(192)	540
Balance at December 31, 2022	54,187	22,220	25,079	2,177	103,663

The following is the summarized financial information of subsidiaries with material non-controlling interests:

	Fekola		Otjikoto
	2022	2021	2022	2021
	$	$	$	$

Summarized Balance Sheets
Current assets	395,017	289,614	79,187	84,477
Non-current assets	967,148	1,002,062	335,802	325,544
Total assets	1,362,165	1,291,676	414,989	410,021

Current liabilities	230,574	115,548	13,258	31,586
Non-current liabilities	55,135	67,972	153,251	121,993
Total liabilities	285,709	183,520	166,509	153,579

Summarized Statements of Operations
Revenue	1,067,482	1,024,425	280,394	338,960
Net income	243,823	301,834	36,792	55,844